EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postretirement Medical Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (58)	$ (37)	$ (40)
Non-current liabilities	(1,878)	(1,513)	(1,741)
Net amount recognized	$ (1,936)	$ (1,550)	$ (1,781)
Weighted average assumptions used:
Discount rate	3.80%	4.50%	4.80%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	$ 2,606	$ 199
Non-current liabilities			(79)
Net amount recognized	$ 2,606	$ 199	$ (79)
Weighted average assumptions used:
Discount rate	3.70%	4.30%	4.60%
Rate of compensation increases
Pre 65 [Member] | Postretirement Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.30%	7.20%	6.75%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2027	2025	2025
Post 65 [Member] | Postretirement Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	11.10%	10.00%	10.00%
Ultimate rate	4.50%	4.50%	5.00%
Year the ultimate rate is reached	2027	2025	2022